Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Class A Subordinate Voting
Common shares issued (in shares)	77,030,952	56,877,089
Common shares outstanding (in shares)	77,030,952	56,877,089
Class B Multiple Voting
Common shares issued (in shares)	12,374,528	23,212,769
Common shares outstanding (in shares)	12,374,528	23,212,769